Other Receivables and Other Current Assets, Net - Schedule of Movement of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Allowance for Credit Loss [Abstract]
Beginning balance	$ 52,949	$ 3,747	$ 2,376
(Recovery) Addition	(24,093)	49,351	1,279
Translation adjustment	(933)	(149)	92
Ending balance	$ 27,923	$ 52,949	$ 3,747